Northwestern Mutual Series Fund, Inc.

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202-4797

April 28, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northwestern Mutual Series Fund, Inc. (“Registrant”)
Registration No.’s 2-89971; 811-3990
EDGAR CIK No. 0000742212

Ladies and Gentlemen:

On February 22, 2010, the Registrant filed with the Securities and Exchange Commission (“SEC”) Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) under Rule 485(a)(1) of the Securities Act of 1933, as amended (the “Securities Act”), which filing was also submitted as Post-Effective Amendment No. 39 to Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Registrant has attached for filing pursuant to paragraph (b) of Rule 485 under the Securities Act Post-Effective Amendment No. 39 to the Registration Statement. This filling is also submitted as Post-Effective Amendment No. 40 to the Registrant’s Registration Statement under the 1940 Act. The primary purpose of this filing is to respond to comments received from the SEC staff (the “Staff”) on Post-Effective Amendment No. 38. The filing also updates certain financial information contained in the Registration Statement, and contains other non-material marked changes.

The following paragraphs provide the Registrant’s response to oral comments received from Mr. Craig Ruckman of the Staff on April 7, 2010. For ease of reference, each comment has been repeated below, and the Registrant’s response follows.

A.	General Comments

1)

Please confirm supplementally whether the Registrant intends to use the Summary Prospectus to satisfy its mutual fund prospectus delivery obligations under Section 5(b)(2) of the Securities Act as permitted by Rule 498 adopted thereunder, and if so, include in the Registrant’s response the text of the legend required by Rule 498(b)(1)(v) that the Registrant intends to use in its Summary Prospectus.

Response: The Registrant intends to use the Summary Prospectus to satisfy its mutual fund prospectus delivery obligations under Section 5(b)(2) of the Securities Act as permitted by Rule 498 adopted thereunder. Below is the text of the legend required by Rule 498(b)(1)(v) that the Registrant intends to use in its Summary Prospectus:

“Before you invest, you may want to review the Portfolio’s prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s prospectus and other information about the Portfolio online at www.nmseriesfund.com. You can also get this information at no cost by calling 1-888-455-2232 or by sending an e-mail request to sfprospectus@northwesternmutual.com. The current prospectus and statement of additional information, each dated May 1, 2010, along with the Portfolio’s most recent annual report dated December 31, 2009, are incorporated by reference into this Summary Prospectus. The Portfolio’s statement of additional information and annual report may be obtained, free of charge, in the same manner as the prospectus.”

2)	The Staff notes that, although the Registrant may not rely on the delivery procedures provided in Rule 14a-16 under the Securities Exchange Act of 1934, as amended, the Registrant must post its own proxy materials on the Internet as required by the Rule. Please confirm supplementally that the Registrant will post proxy materials in the event of a proxy.

Response: The Registrant acknowledges that, although it may not rely on the delivery procedures provided in Rule 14a-16 under the Securities Exchange Act of 1934, as amended, the Registrant must, in connection with any proxy it undertakes, post its own proxy materials on the Internet as required by the Rule.

B.	Comments Relating to Item 9 of Form N-1A

The following comments and responses relate to the section of the Registrant’s Statutory Prospectus titled, “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” provided in response to Item 9 of Form N-1A.

1)	In response to Item 9 of Form N-1A, please identify the investment objective of each Portfolio.

Response: The Registrant has included a table identifying the investment objective of each Portfolio in the sub-section titled “Investment Objectives and Policies” under “General Information” in the main section titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS.”

2)	Please eliminate the cross-reference to the Summary Prospectus which appears in the first sentence of the sub-section titled “Investment Objectives and Policies” under “General

Information” in the main section titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS.”

Response: The Registrant has deleted the following parenthetical from the first sentence in such section:

“(see the “PORTFOLIO SUMMARIES” section of this Prospectus)”

3)	Please include an explanatory note at the beginning of the section titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS” which describes to the investor how the information in the section is presented.

Response: The Registrant has inserted the following language as the first paragraph of the section titled “More About Principal Investment Strategies and Risks” in the main section titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS”:

“The following section contains additional information about the principal investment strategies used by the Portfolios and the principal risks associated with these investment strategies. Principal investment strategies, which are presented in alphabetical order, are identified by an underlined paragraph header. Within each strategy section, principal risks are identified by italicized paragraph headers. Although one or more Portfolios may pursue the strategies discussed below as principal strategies (as noted throughout this section), each other Portfolio has the authority to invest in the types of securities and employ the strategies described below as non-principal strategies, unless otherwise noted.”

4)	Within the section titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” please segregate principal strategies and risks from non-principal strategies and risks, and indicate which principal strategies and risks are applicable to which Portfolios.

Response: In response to the Staff’s comment, the section under “MORE ABOUT INVESTMENT STRATEGIES AND RISKS” which was previously titled “More About Securities, Investment Strategies and Risks” has been reorganized into two separate sections called “More About Principal Investment Strategies and Risks” and “Other Investment Strategies and Risks.” The new section titled “More About Principal Investment Strategies and Risks” discusses each of the principal strategies identified in the various Summary Prospectuses for each of the Portfolios. Other investment strategies which are not identified as principal strategies in any Portfolio’s Summary Prospectus have been moved to the section titled “Other Investment Strategies and Risks.” In addition, within the section titled “More About Principal Strategies and Risks,” additional information has been added, as necessary, to indicate which Portfolios may use certain investment strategies as a principal strategy.

5)

The Staff notes that, within the section titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” principal strategies and corresponding risks are discussed together in the same narrative sub-sections. Please call out the risk discussions in these sections through the use of italics, underlining or some other similar method of presentation, to the extent that this has not already been done.

Response: The Registrant has modified each sub-section in the new section titled “More About Principal Investment Strategies and Risks” to present the risk discussion associated with each strategy in a separate paragraph which begins with an underlined, italicized header identifying the risk being discussed.

6)	Within the section titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” please include a discussion of the indexing strategies used by the Index 400 Stock, Index 500 Stock and Index 600 Stock Portfolios.

Response: The Registrant notes that a discussion of the indexing strategies used by the Index 400 Stock, Index 500 Stock and Index 600 Stock Portfolios has been added to the Prospectus in response to the Staff’s comment in item B(4), above, as follows:

“Indexed Investing. The Index 400 Stock, Index 500 Stock and Index 600 Stock Portfolios employ an indexing strategy in an attempt to achieve their investment objectives. That is, they seek to replicate the performance of a target index by investing all, or substantially all of their assets in the stocks that make up the index, in approximately the same weighting as the index.”

7)	Within the section of the Registrant’s Statutory Prospectus titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” in the sub-section titled “Equity Securities,” please include a discussion of the risks associated with investing in rights, warrants, and convertible securities.

Response: In the new section of the Registrant’s Statutory Prospectus titled “More About Principal Investment Strategies and Risks,” the Registrant has revised the principal investment strategy sub-section titled “Equity Securities” to include “Risks of Rights and Warrants” and “Risks of Convertible Securities” as principal risks identified by italicized paragraph headers, as follows:

“Risks of Rights and Warrants. Investments in rights and warrants may be more volatile than the underlying common stock and may cause the Portfolio increased risk of loss if the rights or warrants cannot be exercised prudently by the expiration date or if the rights and warrants lack a liquid secondary market for resale.

Risks of Convertible Securities. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.”

8)	Within the section of the Registrant’s Statutory Prospectus titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” in the sub-section titled, “Fixed Income

Securities,” please identify the Portfolios defined as “Equity Portfolios” and note the degree to which each can invest in debt securities.

Response: The Registrant has added definitions for “Equity Portfolio” and “Fixed Income Portfolio” to the sub-section titled “Equity Securities.” In addition, within the sub-section titled “Fixed Income Securities,” the following language has been added to describe the degree to which each Equity Portfolio can invest in debt securities:

“The Large Company Value, Equity Income and International Growth Portfolios may invest in certain types of debt instruments as part of their principal strategy. Each other Equity Portfolio may invest in debt securities as a non-principal strategy consistent with the Portfolio’s investment objective and strategy.”

9)	Within the section of the Registrant’s Statutory Prospectus titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” in the sub-section titled “Fixed Income Securities,” please include a discussion of call and extension risk.

Response: In the new section of the Registrant’s Statutory Prospectus titled “More About Principal Investment Strategies and Risks,” the Registrant has revised the principal investment strategy sub-section titled “Fixed Income Securities” to include “Call Risk” and “Extension Risk” as principal risks identified by italicized paragraph headers, as follows:

“Call Risk. Call Risk is the risk that an issuer will pay principal on an obligation earlier than scheduled or expected, which would accelerate cash flows from, and shorten the average life of, the security. Bonds are typically called when interest rates have declined. In the event of a bond being called, the Adviser may have to reinvest the proceeds in lower yielding securities to the detriment of the Portfolio.

Extension Risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.”

10)	Within the section of the Registrant’s Statutory Prospectus titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” in the sub-section titled, “Foreign Securities,” please use a header to call out the discussion relating to emerging markets risk.

Response: The Registrant notes that the discussion of emerging markets risk within such section is currently identified in a separate paragraph beginning with an underlined, italicized header stating, “Emerging Markets Risk.” Accordingly, Registrant has not made any changes in response to the Staff’s comment.

11)	Within the section of the Registrant’s Statutory Prospectus titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS,” in the sub-section titled, “Foreign

Securities,” please identify those Portfolios that can invest in non-U.S. dollar-denominated securities.

Response: The Registrant notes that the sub-section titled “Foreign Securities” currently indicates that all Portfolios have some ability to invest in foreign securities. The Registrant also notes that within such sub-section, foreign securities are specifically defined to include those securities which are denominated in non-U.S. dollar currencies. The Registrant respectfully suggests that the current disclosure adequately addresses the Staff’s comments, and has not made any changes in response to the Staff’s comments.

12)	The Staff notes that Item 9 of Form N-1A requires a full discussion of the strategies and risks used by the Portfolios, while Item 4 of Form N-1A is intended to be a summary of principal strategies and risks associated with the Portfolios. Accordingly, please ensure that any principal strategy or risk identified in response to Item 9 with respect to a Portfolio appears in the Summary Prospectus for such Portfolio. Additionally, please ensure that each strategy discussed has a corresponding risk.

Response: In response to the foregoing comment as well as the Staff’s comment in item B(4), above, the Registrant compared the principal strategies and risks cited in each Summary Prospectus against the strategies and risks discussed in the section of the Statutory Prospectus titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS.” As noted above, the Registrant has revised such section to include a new section titled “More About Principal Investment Strategies and Risks,” and has revised the Statutory Prospectus so that only those strategies and risks which are cited as principal strategies and risks in one or more Summary Prospectuses appear in such section.

C.	Comments Relating to Summary Prospectus (Items 2-8 of Form N-1A)

The following comments and responses relate generally to the Summary Prospectus for each Portfolio provided in response to Items 2 through 8 of Form N-1A.

1)	Please confirm supplementally that the Summary Prospectus to be used by the Registrant pursuant to Rule 498 will include the words “Summary Prospectus” at the beginning of such Summary Prospectus as required by Rule 498.

Response: The Registrant confirms that each Summary Prospectus to be used by the Registrant pursuant to Rule 498 and filed pursuant to Rule 497(k) will include the words “Summary Prospectus” at the beginning of such Summary Prospectus as required by Rule 498.

2)	The Staff notes that the Fee Table contained in the section titled, “Fees and Expenses of the Portfolio” for several of the Portfolios includes Acquired Fund Fees and Expenses (as defined by Instruction 3(f)(i) to Item 3 of Form N-1A), and the principal investment strategies for these and other Portfolios include investing in ETFs. For these Portfolios:

a.	Please confirm that Acquired Funds Fees do not exceed 0.01 percent; otherwise, include such expenses as a separate line item in the Fee Table.

Response: The Registrant notes that the following Portfolios incurred Acquired Fund Fees and Expenses for the period ended December 31, 2009: Growth Stock Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, Balanced Portfolio and Asset Allocation Portfolio.

The Registrant confirms that for each of the Portfolios other than the Small Cap Growth Stock and Small Cap Value Portfolios, Acquired Fund Fees and Expenses did not exceed 0.01 percent (one basis point) of the respective Portfolio’s average net assets for the period ended December 31, 2009. With respect to the Small Cap Growth Stock and Small Cap Value Portfolios, Acquired Fund Fees and Expenses exceeded 0.01 percent (one basis point) of average net assets for the period ended December 31, 2009. For these Portfolios, the Registrant has included a sub-caption to the “Annual Portfolio Operating Expenses” portion of the Portfolio’s Fees and Expenses Table, directly above the sub-caption titled “Total Portfolio Operating Expenses,” to reflect the amount of Acquired Fund Fees and Expenses separately, as required by Instruction 3(f)(i) to Item 3 of Form N-1A.

b.	If the Acquired Funds Fees and Expenses do not exceed 0.01 percent and are therefore included in “Other Expenses,” please delete the footnote relating to Acquired Fund Fees and Expenses which currently appears under the Fee Table.

Response: For each Portfolio other than the Small Cap Growth Stock and Small Cap Value Portfolios, the Registrant has included such Portfolio’s Acquired Fund Fees and Expenses under the sub-caption “Other Expenses” in the Fees and Expenses Table for each such Portfolio, as permitted by Instruction 3(f)(i) to Item 3 of Form N-1A. However, in response to the Staff’s comment, the Registrant has deleted the footnote indicating that “Other Expenses” includes fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more investment companies. In instances where the inclusion of Acquired Fund Fees and Expenses in “Other Expenses” caused a discrepancy between the operating expenses presented in the Fees and Expenses Table and those presented in the financial highlights section of the Statutory Prospectus (due to numerical rounding), the Registrant has included a footnote to the sub-caption titled “Total Portfolio Operating Expenses,” explaining that operating expenses reflected in the Portfolio’s most recent annual report and financial highlights do not include Acquired Fund Fees and Expenses, as permitted by Instruction 3(f)(i) to Item 3 of Form N-1A. The purpose of this footnote is to explain to the investor the discrepancy between the operating expenses presented in the Fees and Expenses Table and those presented in the financial highlights section of the Statutory Prospectus, due to the addition of the Acquired Fund Fees and Expenses.

c.	The Staff notes that Form N-1A does not permit the Registrant to include a footnote to the Fee Table which discusses expense limitation or fee waiver agreements unless the applicable agreement has been triggered and will be in place for a period of at least one year. Accordingly, please delete any footnotes relating to expense limitation or fee waiver agreements which do not meet these requirements.

Response: The Registrant has deleted footnotes to the Fee Table relating to expense limitation and fee waiver agreements other than with respect to those Portfolios for which the applicable expense limitation and/or fee waiver agreement reduced Total Portfolio Operating Expenses for the period ended December 31, 2009. As noted in the applicable footnote, each such agreement is in place until at least April 30, 2011.

3)	With respect to each section of the Summary Prospectus titled, “Primary Investment Strategies”:

a.	For those Portfolios that invest in equity securities, briefly state the types of securities in which they will invest (i.e., common or preferred).

Response: The Registrant has reviewed the disclosure for those Portfolios that include as part of their principal investment strategy investing in equity securities, and has included a more specific discussion of the types of equity securities in which each such Portfolio principally invests, to the extent the current disclosure did not already do so. Based on the Registrant’s review, disclosure was modified for the following Portfolios: Growth Stock Portfolio, Large Cap Blend Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Mid Cap Growth Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio and International Equity Portfolio.

b.	For those Portfolios that include as part of their principal investment strategy investing in foreign securities, fixed income securities, high yield bonds and special situations, please clarify as applicable, any limitations on investing in those types of securities.

Response: The Registrant has reviewed the disclosure for those Portfolios that include as part of their principal investment strategy investing in foreign securities, and, in each instance where a specific limitation was not cited, has included a reference to the investment limitation applicable to such Portfolio. Disclosure was modified for the following Portfolios: Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Blend Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, and Small Cap Value Portfolio.

With respect to investments in fixed income securities, the Registrant notes that where specific investment limitations apply, such limitations are discussed in the “Primary Investment Strategies” section of the relevant Portfolio’s Summary Prospectus. In instances where no specific limitations apply, the Registrant notes that a Portfolio’s investments in fixed income securities would be limited generally by the Portfolio’s investment objectives and principal strategies, and the application of Rule 35d-1 under the 1940 Act. In the absence of a specific limitation for a Portfolio, the Registrant has not made any changes to the Summary Prospectus for such Portfolio.

With respect to those Portfolios that include as part of their principal strategy investing in high yield bonds, the Registrant notes that all Portfolios other than the Equity Income Portfolio include in their respective “Primary Investment Strategies” section clear statements regarding the Portfolio’s investment limitation. For these Portfolios, the Registrant believes that current Prospectus language addresses the concern raised by the Staff, and has not made any additional revisions related to the applicable high yield bond investment limitation. With respect to the Equity Income Portfolio, the Registrant has clarified in the Summary Prospectus that the Portfolio may invest up to 10% of its net assets in high yield bonds.

With respect to those Portfolios that include as part of their principal strategy investing in special situations, the Registrant notes that there are no applicable limitations other than those that would apply generally based on the Portfolio’s investment objectives and principal strategies and the application of Rule 35d-1 under the 1940 Act. In the absence of a specific limitation for a Portfolio, the Registrant has not made any changes to the Summary Prospectus for such Portfolio.

c.	Please consider renaming the section of the Summary Prospectus titled, “Primary Investment Strategies” to “Principal Investment Strategies.”

Response: The Registrant has renamed each section of the Summary Prospectus currently titled, “Primary Investment Strategies” to “Principal Investment Strategies.”

4)	With respect to each section of the Summary Prospectus titled, “Principal Risks”:

a.	Please expand the summary discussion of Derivatives Risks to include interest rate and liquidity risk.

Response: The Registrant has expanded the summary discussion of Derivatives Risks, each place where it appears in a Summary Prospectus, to include a discussion of interest rate risk and liquidity risk, as follows (italicized language emphasizes text that has been modified in response to the Staff’s comment):

“Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The use of derivatives involves costs and can be more volatile than other investment strategies, resulting in greater volatility for the Portfolio, particularly during periods of market decline. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not have otherwise occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could magnify losses. To the extent the value of an underlying investment is sensitive to interest rate changes, derivatives could involve interest rate risk. Liquidity risk exists when a derivative is difficult to buy or sell, such as if the transaction is large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), and it may not be possible to buy or sell a position at an advantageous time or price. Derivatives also involve management, credit and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio may sustain a loss in the event the counterparty to a derivatives transaction fails to make required payments or otherwise comply with the terms of the contract. Investing in derivatives could cause the Portfolio to lose more than the principal amount invested.”

The Registrant notes that, for those Portfolios which included a separate discussion of Interest Rate Risk and/or Liquidity Risk in the “Principal Risks” section of their Summary Prospectus, the Registrant revised the specific Interest Rate Risk or Liquidity Risk disclosure to address the concerns raised by the Staff, rather than by amending the discussion of Derivatives Risk.

b.	Please expand the summary discussion of Special Situation Risk to indicate the heightened volatility in the value of these securities.

Response: The Registrant has revised the summary discussion of Special Situation Risk, each place where it appears in a Summary Prospectus, to address the Staff’s concern as follows (italicized language reflects text that has been modified in response to the Staff’s comment):

“Special Situation Risk – The risk that the change or event anticipated by the adviser when purchasing a company might not occur or attract the expected attention, which could have a negative impact on the price of the issuer’s securities. Investing in special situations may involve heightened volatility in the value of the securities purchased and may cause greater risk of loss.”

Further, in the section of the Registrant’s Statutory Prospectus newly titled, “More About Principal Investment Strategies and Risks,” the Registrant has revised the principal risk sub-section titled “Risks of Special Situations” to include additional language comparable to the italicized language above.

c.	To the extent that active and frequent trading is a principal investment strategy for a Portfolio, and its portfolio turnover rated exceeded 100% for the calendar year ended December 31, 2009, please include High Portfolio Turnover Risk as a principal risk.

Response: The Registrant notes that, for each Portfolio where active and frequent trading may be used as a principal investment strategy, the “Primary Investment Strategies” section of the Portfolio’s Summary Prospectus includes a description of the strategy, and the “Principal Risks” section of the Summary Prospectus contains a corresponding discussion of the risk. Two Portfolios which do not use active and frequent trading as a principal investment strategy had portfolio turnover rates exceeding 100% for the calendar year ended December 31, 2009, the Small Cap Growth Stock Portfolio and the International Growth Portfolio. The Registrant has included a discussion in the Statement of Additional Information explaining the reasons for the elevated portfolio turnover rates for these Portfolios in accordance with Item 16(e) of Form N-1A.

d.	Please tailor the summary discussion of Active Management Risk for each Portfolio to more closely align with the Portfolio’s particular style of investing, as applicable (e.g., value or growth).

Response: The Registrant has revised the “Active Management Risk” discussion in the Summary Prospectus for each Portfolio which employs a growth or value style of investing, or a combination of both, to describe each Portfolio’s specific style of investing. For the Portfolios employing a growth style of investing, the Active Management Risk was revised to state as follows (emphasis added):

“Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio.”

For the Portfolios employing a value style of investing, the Active Management Risk was revised to state as follows (emphasis added):

“Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio.”

For the Portfolios employing a blend style of investing, the Active Management Risk was revised to state as follows (emphasis added):

“Active Management Risk –The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio.”

e.	For those Portfolios that invest in non-U.S. dollar denominated securities, please consider including a separate discussion of foreign currency risk.

Response: The Registrant notes that the current description of Foreign Investing Risk contains a discussion of foreign currency risk. In light of the foregoing, the Registrant respectfully suggests that current disclosure is adequate to address the Staff’s comments.

However, for those Portfolios which have an unlimited right to invest in foreign securities (International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio and Multi-Sector Bond Portfolio) or which specifically describe as a principal investment strategy investments in non-U.S. dollar denominated securities (Short-Term Bond Portfolio, Select Bond Portfolio, Inflation Protection Portfolio and High Yield Bond Portfolio), the Registrant has added a separate discussion of foreign currency risk, as follows:

“Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.”

The Registrant notes that the above disclosure was modified in the Summary Prospectus for the International Equity Portfolio to eliminate references to derivatives and currency hedging to more closely tailor the disclosure to that Portfolio’s investment strategies.

5)	With respect to each section of the Summary Prospectus titled, “Performance”:

a.	The Staff notes that unless specifically permitted by Form N-1A, cross-references between the Summary Prospectus and the Statutory Prospectus are not permitted. Accordingly, please delete the cross reference to Appendix A of the Statutory Prospectus (Descriptions of Benchmarks and Other Indices) contained in the introductory language of each such section. The Staff notes that the Registrant could elect to include a brief description of the index in the narrative of the introductory language preceding the bar chart and performance table.

Response: The Registrant has deleted the cross reference to Appendix A of the Statutory Prospectus (Descriptions of Benchmarks and Other Indices) contained in the introductory language of each section of the Summary Prospectus titled “Performance.” The Registrant has determined not to include a summary description of the index in the introductory language preceding the bar chart and performance table.

b.	Please confirm supplementally that the website address stated will direct an investor to a webpage containing the Portfolio’s performance or to a webpage with an easily identifiable link to performance.

Response: In accordance with Item 4(b)(2)(i) of Form N-1A, the Registrant has deleted the reference to updated performance information as inapplicable.

c.	The Staff notes that several of the performance tables include a footnote indicating the applicable Portfolio’s inception date. Please delete the information as a footnote,

and include it parenthetically following the Portfolio’s name or in the performance table header titled, “Since Inception.”

Response: The Registrant has deleted information relating to each Portfolio’s inception date where such information appeared in a footnote, and has elected to include such information in the performance table header titled, “Since Inception,” as applicable.

6)	With respect to each section of the Summary Prospectus titled, “Portfolio Management,” please revise the information presented to include only the portfolio manager(s) name, title/position with the adviser, and length of service.

Response: The Registrant has modified each portfolio manager biography set forth in the section of the Summary Prospectus titled, “Portfolio Management” for each Portfolio to include only the portfolio manager(s) name, title/position with the adviser, and length of service.

D.	Portfolio Specific Comments

The following comments relate to the specific Summary Prospectus for the Portfolio indicated.

1)	Growth Stock Portfolio

a.	Please include a discussion of the risks associated with growth style investing. The Staff notes that adjustments made to Active Management Risk in response to a previous comment to tailor such risk to the Portfolio’s investment style should sufficiently address this comment.

Response: As described in the Registrant’s Response 4(d) in section C, above, the Registrant has revised the “Active Management Risk” disclosure under the “Principal Risks” section of the Portfolio’s Summary Prospectus to reflect the risks associated with growth style investing.

b.	Please include a discussion of the risks associated with investing in large cap companies.

Response: The Registrant has added a separate risk called “Large Cap Company Risk” in the “Principal Risks” section of the Portfolio’s Summary Prospectus. The new risk disclosure language is as follows:

“Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.”

2)	Focused Appreciation Portfolio

a.	Please include a discussion of the risks associated with growth style investing. The Staff notes that adjustments made to Active Management Risk in response to a previous comment to tailor such risk to the Portfolio’s investment style should sufficiently address this comment.

Response: As described in the Registrant’s Response 4(d) in section C, above, the Registrant has revised the “Active Management Risk” disclosure under the “Principal Risks” section of the Portfolio’s Summary Prospectus to reflect the risks associated with growth style investing.

b.	Please include a discussion of the risks associated with investing in large cap companies.

Response: The Registrant has added a separate risk called “Large Cap Company Risk” in the “Principal Risks” section of the Portfolio’s Summary Prospectus. The new risk disclosure language is set forth in the Registrant’s Response 1(b) in section D, above, relating to the Growth Stock Portfolio.

3)	Large Cap Core Stock Portfolio

a.	Please include a discussion of the risks associated with value style investing. The Staff notes that adjustments made to Active Management Risk in response to a previous comment to tailor such risk to the Portfolio’s investment style should sufficiently address this comment.

Response: As described in the Registrant’s Response 4(d) in section C, above, the Registrant has revised the “Active Management Risk” disclosure under the “Principal Risks” section of the Portfolio’s Summary Prospectus to reflect the risks associated with a blend of growth and value style investing.

b.	Please include a discussion of the risks associated with investing in large cap companies.

Response: The Registrant has added a separate risk called “Large Cap Company Risk” in the “Principal Risks” section of the Portfolio’s Summary Prospectus. The new risk disclosure language is set forth in the Registrant’s Response 1(b) in section D, above, relating to the Growth Stock Portfolio.

4)	Large Cap Blend Portfolio

a.	The Staff notes that the discussion for this Portfolio indicates that the Portfolio can invest in mid-sized companies. Please confirm supplementally that the Portfolio does not invest in small cap companies.

Response: In accordance with the Portfolio’s stated investment strategy and the requirements of Rule 35d-1 under the 1940 Act, the Portfolio normally invests at least

80% of its net assets in equity and equity-related securities of U.S. large cap companies within the market capitalization range of the S&P 500 Index. As noted above, the Portfolio is authorized to invest in companies outside of this market capitalization range; however, such investments historically have not been in small cap companies (defined as companies with market capitalizations under $2 billion), and the Portfolio does not invest in small cap companies as a primary investment strategy.

b.	Please clarify whether the Portfolio employs a value style investing strategy

Response: As described in the Registrant’s Response 4(d) in section C, above, the Registrant has revised the “Active Management Risk” disclosure under the “Principal Risks” section of the Portfolio’s Summary Prospectus to reflect the risks associated with a blend of growth and value style investing.

c.	Please include a discussion of the risks associated with investing in large cap companies, when issued securities and partially paid securities.

Response: The Registrant has added a separate risk called “Large Cap Company Risk” in the “Principal Risks” section of the Portfolio’s Summary Prospectus. The new risk disclosure language is set forth in the Registrant’s Response 1(b) in section D, above, relating to the Growth Stock Portfolio. In addition, the Registrant has added a separate risk called “When Issued Securities Risk,” as follows:

“When Issued Securities Risk – When issued securities involve risk that the security the Portfolio buys in such transaction may lose value prior to its delivery or may not be issued causing the Portfolio to incur a loss. This risk is in addition to the risk that the Portfolio’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Portfolio’s overall investment exposure.”

The Registrant has deleted the reference to investments in partially paid securities as a principal investment strategy and accordingly has not included a discussion of the risks associated with such investments in the “Principal Risks” section of the Portfolio’s Summary Prospectus.

5)	Index 500 Stock Portfolio

a.	Please include a discussion of the risks associated with investing in large cap companies.

Response: The Registrant has added a separate risk called “Large Cap Company Risk” in the “Principal Risks” section of the Portfolio’s Summary Prospectus. The new risk disclosure language is set forth in the Registrant’s Response 1(b) in section D, above, relating to the Growth Stock Portfolio.

6)	Large Company Value Portfolio

a.	The Staff notes that the discussion for this Portfolio indicates that the Portfolio can invest in mid-sized companies. Please confirm supplementally that the Portfolio does not invest in small cap companies.

Response: In accordance with the Portfolio’s stated investment strategy and the requirements of Rule 35d-1 under the 1940 Act, the Portfolio normally invests at least 80% of its net assets in equity securities comprising the Russell 1000 Index. As noted above, the Portfolio is authorized to invest in companies outside of this market capitalization range. From time to time, the Portfolio’s valuation models may identify a small cap company in which the Portfolio may invest; however, the Portfolio does not invest in small cap companies as a primary investment strategy.

b.	Please include a discussion of the risks associated with large cap companies, value style investing and debt obligations of foreign governments.

Response: The Registrant has added a separate risk called “Large Cap Company Risk” in the “Principal Risks” section of the Portfolio’s Summary Prospectus. The new risk disclosure language is set forth in the Registrant’s Response 1(b) in section D, above, relating to the Growth Stock Portfolio. As described in the Registrant’s Response 4(d) in section C, above, the Registrant has revised the “Active Management Risk” disclosure under the “Principal Risks” section of the Portfolio’s Summary Prospectus to reflect the risks associated with value style investing. Finally, the Registrant has added a separate risk called “Debt Obligations of Foreign Governments Risk,” as follows:

“Debt Obligations of Foreign Governments Risk – The issuer of the foreign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. The market prices of debt obligations of governments and their agencies, and the Portfolio’s net asset value, may be more volatile than prices of U.S. debt obligations.”

7)	Domestic Equity Portfolio

a.	Please include a discussion of the risks associated with value style investing. The Staff notes that adjustments made to Active Management Risk in response to a previous comment to tailor such risk to the Portfolio’s investment style should sufficiently address this comment.

Response: As described in the Registrant’s Response 4(d) in section C, above, the Registrant has revised the “Active Management Risk” disclosure under the “Principal Risks” section of the Portfolio’s Summary Prospectus to reflect the risks associated with value style investing.

b.	Please include a discussion of the risks associated with investing in large cap companies.

Response: The Registrant has added a separate risk called “Large Cap Company Risk” in the “Principal Risks” section of the Portfolio’s Summary Prospectus. The new risk disclosure language is set forth in the Registrant’s Response 1(b) in section D, above, relating to the Growth Stock Portfolio.

8)	Equity Income Portfolio

a.	In the section titled, “Primary Investment Strategies,” please include a statement that high yield debt securities are commonly referred to as junk bonds.

Response: The Registrant has added the parenthetical, “(so called “junk bonds”)” immediately following the reference to high yield debt securities in the third sentence of the third paragraph of the section of the Portfolio’s Summary Prospectus titled “Principal Investment Strategies.”

9)	Mid Cap Growth Stock Portfolio

a.	The Staff notes that the Portfolio lists Mid and Small Cap Company Risk in the Principal Risks section of its Summary Prospectus. Please include a discussion of the corresponding investment strategy.

Response: In accordance with the Portfolio’s stated investment strategy and the requirements of Rule 35d-1 under the 1940 Act, the Portfolio normally invests at least 80% of its net assets in mid-sized companies, which are defined as companies with market capitalizations that fall within the range of the Russell Midcap Growth Index. As of December 31, 2009, this range was from approximately $262.5 million to $15.5 billion. The Registrant has included a discussion of Small Cap Company Risk in its “Principal Risks” section to address the Portfolio’s investments in stocks in the lower market capitalization range of such Index. The Registrant notes that the Portfolio does not invest in small cap companies as a principal investment strategy, and accordingly, respectfully suggests that discussing investments in small cap companies as a separate strategy is not necessary.

10)	Index 400 Stock Portfolio

a.	The Staff notes that the Portfolio lists Mid and Small Cap Company Risk in the Principal Risks section of its Summary Prospectus. Please include a discussion of the corresponding investment strategy.

Response: In accordance with the Portfolio’s stated investment strategy and the requirements of Rule 35d-1 under the 1940 Act, the Portfolio normally invests substantially all of its assets in companies that comprise the S&P MidCap 400 Index. As of December 31, 2009, the market capitalization range of this Index was from approximately $293.8 million to $7.8 billion. The Registrant has included a discussion of Small Cap Company Risk in its “Principal Risks” section to address the Portfolio’s investments in stocks in the lower market capitalization range of such Index. The

Registrant notes that the Portfolio does not invest in small cap companies as a principal investment strategy, and accordingly, respectfully suggests that discussing investments in small cap companies as a separate strategy is not necessary.

b.	Please include a discussion of the risks associated with investments in fixed income securities.

Response: As an index fund, the Portfolio invests all or substantially all of its assets in securities that make up its target index. Accordingly, the Registrant has elected to remove the following sentence from the “Primary Investment Strategies” section of the Portfolio’s Summary Prospectus, as it does not describe a principal investment strategy:

“A portion of the Portfolio’s assets may at times be invested in cash or high quality short-term debt securities.”

With the removal of the foregoing sentence, the Registrant respectfully suggests that a discussion of the risks of investing in fixed income securities is not necessary. The Registrant notes that it has made a conforming amendment to the “Primary Investment Strategies” discussion for the Index 500 Stock Portfolio as well.

11)	Mid Cap Value Portfolio

a.	The Staff notes that the Portfolio lists Mid and Small Cap Company Risk in the Principal Risks section of its Summary Prospectus. Please include a discussion of the corresponding investment strategy.

Response: In accordance with the Portfolio’s stated investment strategy and the requirements of Rule 35d-1 under the 1940 Act, the Portfolio normally invests at least 80% of its net assets in mid-sized companies, which typically fall within the market capitalization range of the Russell 3000 Index, excluding that Index’s largest 100 companies. As of December 31, 2009, this range was from approximately $13.3 million to $22.9 billion. The Registrant has included a discussion of Small Cap Company Risk in its “Principal Risks” section to address the Portfolio’s investments in stocks in the lower market capitalization range of such Index. In addition, from time to time, the Portfolio’s valuation models may identify a small cap company in which the Portfolio may invest; however, the Portfolio does not invest in small cap companies as a primary investment strategy. Based on the foregoing, the Registrant respectfully suggests that discussing investments in small cap companies as a separate strategy is not necessary.

12)	Index 600 Stock Portfolio

a.	Please include a discussion of the risks associated with investments in fixed income securities.

Response: As an index fund, the Portfolio invests all or substantially all of its assets in securities that make up its target index. Accordingly, the Registrant has elected to remove the following sentence from the “Primary Investment Strategies” section of the Portfolio’s Summary Prospectus, as it does not describe a principal investment strategy:

“A portion of the Portfolio’s assets may at times be invested in cash or high quality short-term debt securities.”

With the removal of the foregoing sentence, the Registrant respectfully suggests that a discussion of the risks of investing in fixed income securities is not necessary.

13)	International Growth Stock Portfolio

a.	In the Fee Table, please delete the footnote which defines “Acquired Fund Fees and Expenses.”

Response: The Registrant has deleted the footnote which defines “Acquired Fund Fees and Expenses” in the Fee Table for this Portfolio.

b.	Please include a discussion of the risks associated with investments in large cap companies and debt securities.

Response: The Registrant has added a separate risk called “Large Cap Company Risk” in the “Principal Risks” section of the Portfolio’s Summary Prospectus. The new risk disclosure language is set forth in the Registrant’s Response 1(b) in section D, above, relating to the Growth Stock Portfolio. In addition, the Registrant has added a discussion of “Credit Risk” and “Interest Rate Risk,” as follows:

“Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security or the counterparty to a derivatives contract is unwilling or unable to meet its financial obligations.”

“Interest Rate Risk – The value of the Portfolio’s fixed income or derivative investments may decline because of a change in market interest rates.”

14)	Research International Core Portfolio

a.	The Staff notes that the Portfolio lists Liquidity Risk and Leverage Risk in the Principal Risks section of its Summary Prospectus. Please include a discussion of the corresponding investment strategies.

Response: The Registrant notes that a discussion of Liquidity Risk was included in the “Principal Risks” section of the Portfolio’s Summary Prospectus based on the fact that certain types of securities in which the Portfolio invests (e.g., emerging markets securities, small cap stocks, derivatives), as discussed in the “Primary Investment Strategies” section of the Portfolio’s Summary Prospectus, may present liquidity risks, either individually or in the aggregate. The Registrant intends for the Liquidity Risk disclosure to correspond to the Portfolio’s investments in these types of securities as a whole rather than in response to investments in illiquid securities as a principal investment strategy, per se. Accordingly, the Registrant respectfully suggests that the Portfolio’s investment strategies corresponding to Liquidity Risk are adequately disclosed.

Similar to Liquidity Risk, Leverage Risk was included in the “Principal Risks” section of the Portfolio’s Summary Prospectus to correspond to certain types of stated investments which might present leverage risk. Upon review, the Registrant notes that Leverage Risk arises primarily in connection with the Portfolio’s investments in derivative securities, which strategy is discussed in detail in the “Primary Investment Strategies” section of the Portfolio’s Summary Prospectus. A discussion of leverage risk associated with derivative investing is included in the Derivatives Risk discussion under the “Principal Risks” section of the Portfolio’s Summary Prospectus. In light of the foregoing, the Registrant has deleted “Leverage Risk” as a stand-alone risk under the “Principal Risks” section.

b.	Please include a discussion of the risks associated with investments in large cap companies.

Response: The Registrant has added a separate risk called “Large Cap Company Risk” in the “Principal Risks” section of the Portfolio’s Summary Prospectus. The new risk disclosure language is set forth in the Registrant’s Response 1(b) in section D, above, relating to the Growth Stock Portfolio.

c.	The Staff notes that information relating to a change in the Portfolio’s primary benchmark index should not be included in a footnote to the performance table. Instead, the information should be discussed in the preamble to the table.

Response: As suggested by the Staff, the Registrant has removed the footnote to the Portfolio’s performance table relating to a change in the Portfolio’s primary benchmark index and has included comparable language relating to the change in the preamble to the table.

15)	International Equity Portfolio

a.	Please modify the footnote to the Fee Table so that it contains only information relating to the portion of the fee waiver which is currently in effect based on the Portfolio’s assets.

Response: The Registrant has modified the footnote to the Fee Table so that the information relating to the fee waiver described therein relates solely to the portion of the fee waiver that was in effect on December 31, 2009, based on the Portfolio’s net assets as of such date.

b.	Please include a discussion of the risks associated with investments in large cap companies.

Response: The Registrant has added a separate risk called “Large Cap Company Risk” in the “Principal Risks” section of the Portfolio’s Summary Prospectus. The new risk disclosure language is set forth in the Registrant’s Response 1(b) in section D, above, relating to the Growth Stock Portfolio.

16)	Emerging Markets Equity Portfolio

a.	The Staff notes that the Portfolio lists Leverage Risk as a principal risk. Please include a discussion of the corresponding investment strategy.

Response: The Registrant notes that a discussion of Leverage Risk was included in the “Principal Risks” section of the Portfolio’s Summary Prospectus to correspond to certain types of stated investments which might present leverage risk. Upon review, the Registrant notes that Leverage Risk arises primarily in connection with the Portfolio’s investments in derivative securities, which strategy is discussed in detail in the “Primary Investment Strategies” section of the Portfolio’s Summary Prospectus. A discussion of leverage risk associated with derivative investing is included in the Derivatives Risk discussion under the “Principal Risks” section of the Portfolio’s Summary Prospectus. In light of the foregoing, the Registrant has deleted “Leverage Risk” as a stand-alone risk under the “Principal Risks” section.

17)	Money Market Portfolio

a.	Please delete the portion of the footnote to the performance table which discusses the impact of fee waivers on performance.

Response: The Registrant has deleted the following language from the footnote to the Portfolio’s performance table:

“Total returns reflect the effect of management fee waivers in effect from December 2, 2002, through December 31, 2004, and from December 31, 2008 through December 31, 2009. Absent the fee waivers, returns would have been lower.”

18)	Short-Term Bond Portfolio

a.	Please include a discussion of the risks associated with investments in debt obligations of foreign governments.

Response: The Registrant has added a separate risk called “Debt Obligations of Foreign Governments Risk” in the “Principal Risks” section of the Portfolio’s Summary Prospectus. The new risk disclosure language is set forth in the Registrant’s response 6(b) in section D, above, relating to the Large Company Value Portfolio.

19)	Select Bond Portfolio

a.	Please include a discussion of the risks associated with investments in debt obligations of foreign governments.

Response: The Registrant has added a separate risk called “Debt Obligations of Foreign Governments Risk” in the “Principal Risks” section of the Portfolio’s Summary Prospectus. The new risk disclosure language is set forth in the Registrant’s response 6(b) in section D, above, relating to the Large Company Value Portfolio.

b.	The Staff notes that information relating to a change in the Portfolio’s primary benchmark index should not be included in a footnote to the performance table. Instead, the information should be discussed in the preamble to the table.

Response: As suggested by the Staff, the Registrant has removed the footnote to the Portfolio’s performance table relating to a change in the Portfolio’s primary benchmark index and has included comparable language relating to the change in the preamble to the table.

20)	Long-Term U.S. Government Bond Portfolio

a.	The Staff notes that the Portfolio indicates that certain securities in which it invests may be illiquid. Please clarify supplementally what types of investments this disclosure is referring to.

Response: Certain types of securities in which the Portfolio may invest may be considered illiquid, including certain over-the-counter options and swap agreements, bank loans, interest and principal only securities, inverse floaters, Section 4(2) commercial paper, 144A securities, fixed time deposits and repurchase agreements maturing in more than seven days. In this regard, the Registrant notes that the sentence in the “Principal Investment Strategies” section of the Portfolio’s Summary Prospectus which states that, “[s]ecurities in which the Portfolio invests may be illiquid” was intended to address the liquidity risk these types of investments may present, either individually or in the aggregate, rather than to articulate a principal strategy, per se, of investing in illiquid securities. Accordingly, the Registrant has determined to delete the referenced sentence as inapplicable to the Portfolio’s principal investment strategies. The Registrant notes that a discussion of Liquidity Risk appears in the “Principal Risks” section of the Portfolio’s Summary Prospectus.

21)	Inflation Protection Portfolio

a.	Please include a discussion of the risks associated with investments in debt obligations of foreign governments.

Response: The Registrant has added a separate risk called “Debt Obligations of Foreign Governments Risk” in the “Principal Risks” section of the Portfolio’s Summary Prospectus. The new risk disclosure language is set forth in the Registrant’s response 6(b) in section D, above, relating to the Large Company Value Portfolio.

b.	The Staff notes that information relating to a change in the Portfolio’s primary benchmark index should not be included in a footnote to the performance table. Instead, the information should be discussed in the preamble to the table.

Response: As suggested by the Staff, the Registrant has removed the footnote to the Portfolio’s performance table relating to a change in the Portfolio’s primary benchmark index and has included comparable language relating to the change in the preamble to the table.

22)	High Yield Bond Portfolio

a.	The Staff notes that information relating to a change in the Portfolio’s primary benchmark index should not be included in a footnote to the performance table. Instead, the information should be discussed in the preamble to the table.

Response: As suggested by the Staff, the Registrant has removed the footnote to the Portfolio’s performance table relating to a change in the Portfolio’s primary benchmark index and has included comparable language relating to the change in the preamble to the table.

23)	Multi-Sector Bond Portfolio

a.	The Staff notes that the Portfolio lists Municipal Securities Risk as a principal risk. Please include a discussion of the corresponding investment strategy.

Response: The Registrant has amended the first sentence of the third paragraph in the “Principal Investment Strategies” section of the Portfolio’s Summary Prospectus as follows (italicized language emphasizes text that has been modified in response to the Staff’s comment):

“The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, in municipal bonds, or in mortgage- or asset-backed securities, subject to the Portfolio’s objective and policies.”

24)	Balanced Portfolio

a.	Please include a discussion of the risks associated with investing in large cap companies.

Response: The Registrant has added a separate risk called “Large Cap Company Risk” in the “Principal Risks” section of the Portfolio’s Summary Prospectus. The new risk disclosure language is set forth in the Registrant’s Response 1(b) in section D, above, relating to the Growth Stock Portfolio.

25)	Asset Allocation Portfolio

a.	Please modify the footnote to the Fee Table so that it contains only information relating to the portion of the fee waiver which is currently in effect based on the Portfolio’s assets.

Response: The Registrant has modified the footnote to the Fee Table so that the information relating to the fee waiver described therein relates solely to the portion of the fee waiver that was in effect on December 31, 2009, based on the Portfolio’s net assets as of such date.

b.	Please include a discussion of the risks associated with investing in large cap companies.

Response: Registrant has added a separate risk called “Large Cap Company Risk” in the “Principal Risks” section of the Portfolio’s Summary Prospectus. The new risk disclosure language is set forth in the Registrant’s Response 1(b) in section D, above, relating to the Growth Stock Portfolio.

c.	Please include a discussion of the risks associated with employing an asset allocation strategy.

Response: The Registrant notes that a discussion relating to the risks associated with employing an asset allocation strategy was contained within the Active Management Risk discussion. In response to the Staff’s comment, the Registrant has broken the discussion out into a separate risk called “Asset Allocation Risk.” The Registrant notes that a comparable change was made in the Summary Prospectus for the Balanced Portfolio.

E.	Comment Relating to Item 10 of Form N-1A

Within the Statutory Prospectus, please include a discussion of the information requirement by Item 10(a)(2) of Form N-1A about each portfolio manager identified in response to Item 5(b) of Form N-1A.

Response: The Registrant has included the information required by Item 10(a)(2) of Form N-1A about each portfolio manager identified in response to Item 5(b) of Form N-1A, in the section of the Statutory Prospectus titled “Portfolio Managers,” under the main section titled “THE INVESTMENT ADVISER AND SUB-ADVISERS.”

F.	Comments Relating to Statement of Additional Information

1)	In the Registrant’s Statement of Additional Information, under the main section titled “MANAGEMENT OF THE FUND,” please include instructions on how a shareholder would submit a recommendation for a director candidate to the Nominating Committee.

Response: The Registrant notes that, because the sole shareholder of the Registrant is The Northwestern Mutual Life Insurance Company, either directly or through its separate accounts, it does not anticipate having to rely on procedures relating to the nomination of director candidates by shareholders. However, in response to the Staff’s comment, the Registrant has amended the discussion of the Nominating Committee contained in the “MANAGEMENT OF THE FUND” section of the Statement of Additional Information to read as follows (italicized language emphasizes text that has been modified in response to the Staff’s comment):

“While the Nominating Committee is solely responsible for the selection and nomination of potential candidates to serve on the Board, the Nominating Committee may consider and evaluate nominations submitted by shareholders of the Fund. Shareholders desiring to have the Nominating Committee consider a potential candidate must submit such nomination to the Secretary of the Fund and must comply with such qualification requirements and nomination procedures as the Nominating Committee may establish from time to time.”

2)	In Appendix D to the Statement of Additional Information – Portfolio Managers, under the section titled, “Conflicts of Interest,” please provide a discussion of the procedures referenced that are used by Mason Street Advisors and each of the sub-advisers to deal with conflicts of interest.

Response: The Registrant has reviewed the disclosure requirements set forth in Item 20(a)(4) of Form N-1A relating to conflicts of interest, and believes that the disclosure currently contained in the Registrant’s Statement of Additional Information adequately identifies each of the material conflicts that may arise in connection with a portfolio manager’s management of investments for the Registrant, on the one hand, and the management of investments for other accounts included in Appendix D to Registrant’s Statement of Additional Information with respect to each portfolio manager, on the other, as required by Item 20(a)(4). However, in response to the Staff’s comments, the Registrant has modified the section titled “Conflicts of Interest” to replace the final paragraph in such section with the following paragraph (italicized language emphasizes text that has been added in response to the Staff’s comments):

“Mason Street Advisors, the sub-advisers and the Fund have adopted compliance policies and procedures, as applicable, and have implemented committee structures that are designed to review and address these, and other, types of conflicts of interest. Mason Street Advisors addresses side-by-side management conflicts in its overall compliance program, including within its Conflicts of Interest Policy, Trade Allocation Policies and Procedures, Policies and Procedures on Transactions with Affiliates and Cross Transactions, Guidelines to Business Conduct, Policy Statement on Insider Trading, Policies and Procedures for Client Commission Arrangements and Proxy Voting Policies and Procedures. These policies are designed to reasonably ensure that various conflicts are identified and managed, and that Mason Street Advisors’ clients are treated fairly and equitably.

In addition, sub-advisers may face similar side-by-side management conflicts. Each sub- adviser considers its own business to identify and manage any potential side-by-side management conflicts arising out of its own client base.

There is no guarantee, however, that such policies and procedures will be able to detect and/or prevent every situation where a conflict arises.”

3)	The Staff notes that the Registrant should include in its Statement of Additional Information a discussion of those disclosure items required by Item 17(b) of Form N-1A, as amended effective February 28, 2010.

Response: The Registrant has included, in Part B of Post-Effective Amendment No. 39 to its Registration Statement filed pursuant to paragraph (b) of Rule 485 under the Securities Act, the additional disclosure required by Item 17(b) of Form N-1A regarding the Registrant’s leadership structure and board of directors. Such disclosure is set forth under the main section of the Statement of Additional Information titled, “MANAGEMENT OF THE FUND,” in separate sections titled, respectively, “General,” “Board Leadership Structure,” “Board Committees,” “Board Role in Risk Oversight,” and “Board Member Qualifications.”

On behalf of the Registrant, this letter sets forth the representations requested by the SEC staff with respect to the above-referenced filing.

The Registrant acknowledges that:

•	The Registrant is responsible for the adequacy and accuracy of the disclosure in Post-Effective Amendment No. 39 to the Registration Statement;

•	The lack of SEC staff comments does not foreclose the SEC from taking any action with respect to the filing; and

•	The Registrant may not assert the lack of staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

We are hopeful that the changes discussed in this correspondence adequately address the comments provided by the Staff. As indicated in our earlier correspondence, our intention is that Post-Effective Amendment No. 39 become effective on May 1, 2010, in accordance with paragraph (b) of Rule 485. Please call the undersigned, at (414) 665-6137, with any questions or comments about this filing.

Very truly yours,

/s/ LESLI H. MCLINDEN

Lesli H. McLinden

Assistant General Counsel

Northwestern Mutual